Commitments and Contingencies (Details Narrative) - USD ($)							12 Months Ended
	Aug. 05, 2020	Dec. 04, 2019	Jul. 25, 2019	Jun. 21, 2019	Apr. 02, 2019	Jan. 14, 2019	Dec. 31, 2020	Dec. 31, 2019
Value of shares issued for service								$ 10,802
Litigation settlement expense								75,000
Neelima Varma and St.David's [Member]
Loss contingency, seeking description			On July 25, 2019, the Company was notified that on July 23, 2019, a complaint was filed by Neelima Varma, against the Company and St. David's Healthcare Partnership, L.P., LLP ("St. David's"), in the district court of Travis County, Texas, alleging, among other things, negligence gross negligence and strict product liability, breach of express warranty, breach of implied warranty and fraudulent misrepresentation and omission with respect to a medical device which the Company had sold through one of its distributors to St. David's. Mr. Varna was seeking aggregate monetary relief from the company and St. David's in excess of $1,000,000.
St.David's [Member]
Loss contingency, seeking excess value			$ 1,000,000
Settlement Agreement [Member]
Loss contingency, damages sought, value				$ 1,551,562
Lump sum payment				$ 1,350,000
Settlement Agreement [Member] | Watts Action [Member]
Payment of attorney' fees						$ 200,000
Settlement Agreement [Member] | Watts and Chan Action [Member]
Payment of attorney' fees					$ 325,000
Settlement Agreement and General Release [Member]
Litigation settlement expense							2,810,000
Settlement Agreement and General Release [Member] | ChubeWorkx [Member]
Litigation settlement amount paid	$ 300,000
Number of common stock issued, shares	500,000
Fair market value	$ 2,510,000
General and Administrative Expense [Member]
Administrative Expenses							$ 50,000
Advisor One [Member]
Value of shares issued for service		$ 25,000
Advisor Two [Member]
Value of shares issued for service		$ 25,000